GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
8515 East Orchard Road
Greenwood Village, Colorado 80111

May 3, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:     Great-West Life & Annuity Insurance Company
FutureFunds Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-89550; 811-03972

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for FutureFunds Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.    The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-effective Amendment No. 56 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

2.    The text of Post-effective Amendment No. 56 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 21, 2017.

Thank you for your time and attention. Please direct any questions or comments to me at 303-737-2660.

Sincerely,

/s/ Kirsty Lieberman
Kirsty Lieberman, Senior Counsel, Products
Great-West Life & Annuity Insurance Company